Accrued Expenses and Other Current and Non-Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Compensation, including bonuses, fringe benefits, and payroll taxes	$ 4,186	$ 3,325	$ 4,210
Deferred revenue and refund liabilities		592	3,379
Directors and officers insurance premiums	5,057	5,009	0
Deferred acquisition consideration	2,050	2,359	50
Other liabilities	3,003	2,639	1,813
Total accrued expenses and other current liabilities	$ 14,516	$ 13,924	$ 9,452